30. Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Net income (loss) for the year	R$ 1,407,063	R$ 1,033,626	R$ 958,650
Legal Reserve (5%)	(70,353)	(51,681)	(47,933)
Realization of equity evaluation adjustment	67,086	71,650	101,707
Calculation basis for minimum mandatory dividends	1,403,796	1,053,595	1,012,424
Minimum mandatory dividend	350,949	263,399	253,106
Total proposed distribution	378,542	289,401	282,947
Interest on own capital, net	280,000	266,000	282,947
Tax on interest on own capital	(27,593)	(26,002)	(29,841)
Interest on own capital, net	252,407	239,998	253,106
Dividends proposed	98,542	23,401	0
Total proposed distribution, net	R$ 350,949	R$ 263,399	R$ 253,106
Gross value of dividends per share, ordinary	R$ 1.31950	R$ 1.00801	R$ 0.98539
Gross amount of dividends per class of shares, ordinary	R$ 191,369	R$ 146,193	R$ 142,912
Class "A" Preferred
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Gross value of dividends per share, preferred	R$ 2.8905	R$ 2.8905	R$ 2.8905
Gross amount of dividends per class of shares, preferred	R$ 950	R$ 950	R$ 949
Class "B" Preferred
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Gross value of dividends per share, preferred	R$ 1.45151	R$ 1.10883	R$ 1.0841
Gross amount of dividends per class of shares, preferred	R$ 186,223	R$ 142,258	R$ 139,086